UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.   20549



FORM 13F



FORM 13F COVER PAGE





Report for the Quarter Ended:  March 31, 1999



Institutional Investment Manager Filing this Report:



The Robert Bruce Management Company, Inc.

96 Spring Street

P. O. Box 252

South Salem, NY  10590



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Name of institutional investment manager and person duly authorized to submit and sign this report:



Robert W. Bruce, III

President

914 763-6168

96 Spring Street

South Salem, NY  10590



Report Type:  13F Holdings Report

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	    2



Form 13F Information Table Entry Total:      13



Form 13F Information Table Value Total:     $633,665



List of Other Included Managers:



No.                 13F File Number                         Name



01         					Algenpar, Inc.    J. Taylor Crandall

02
	Anne T. & Robert M. Bass Foundation


           	Anne T. Bass


            	Robert M. Bass


           	J. Taylor Crandall






FORM 13F INFORMATIONAL TABLE



NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE
SHARES   SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000)
PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE







AMERADA HESS CORP              COM            023551104  72181   1418800 SH       OTHER   01                     1418800


FLORIDA EAST COAST INDUSTRIES  COM            340632108  34375   1148200 SH       OTHER   01,02                  1148200


IMC GLOBAL WARRANTS            WARRANTS       449669118    184    420000 SH       OTHER   01                      420000


LONE STAR TECHNOLOGIES, INC.   COM            542312103 117165   9012672 SH       OTHER   01,02                  9012672


LIZ CLAIBORNE                  COM            539320101  21833    669200 SH       0THER   01                      669200


MATLACK SYSTEMS, INC.          COM            576901102  11386   2024150 SH       OTHER   01,02                  2024150


McMoRan EXPLORATION COMPANY    COM            582411104  40234   2485423 SH       OTHER   01,02                  2485423


MESA ROYALTY TRUST             UNIT BEN INT   590660106  33902    770500 SH       OTHER   01,02                   770500


OVERSEAS SHIPHOLDING GROUP     COM            690368105  29852   2567900 SH       OTHER   01,02                  2567900


PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT   714236106   8070   1793400 SH       OTHER   01                     1793400


PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT  719217101 166681  14185600 SH       OTHER   01,02                 14185600


SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT   798241105  22302   3304000 SH       OTHER   01                     3304000


SEACOR SMIT, INC.              COM            811904101  75500   1403000 SH       OTHER   01,02                  1403000

